Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

11.Income Taxes

The components of loss before income taxes were as follows:

		For the Period from
	For the Year	January 18, 2022
	Ended	(date of inception) to
	December 31,	December 31,
	2023	2022
U.S. operations	$(36,842)	$(15,253)
Non-U.S. operations	(23,721)	(12,080)
Total loss before income taxes	$(60,563)	$(27,333)

Provision for income taxes

There is no provision for income taxes because the Company has incurred losses since its inception and maintains a full valuation allowance against its net deferred tax assets. The reported amount of income tax expense for the period differs from the amount that would result from applying the statutory tax rate to net loss before taxes primarily because of the change in valuation allowance.

Effective January 1, 2022, the Tax Cuts and Jobs Act of 2017 requires the Company to capitalize, and subsequently amortize R&D expense over five years for research activities conducted in the U.S. and over fifteen years for research activities conducted outside of the U.S. Since the Company continues to be in a loss position, there is no impact to taxes payable. The State of California does not conform to the federal capitalization requirements, allowing the Company to currently deduct the capitalized R&D costs in California.

Deferred tax assets and valuation allowance

Deferred tax assets reflect the tax effects of the Company’s loss carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2023, the Company had $24.9 million of foreign net operating loss carryforwards of which $24.2 million was generated in the United Kingdom and $0.7 million was generated in the Cayman Islands. The NOLs generated in the United Kingdom can be carried forward indefinitely. The NOLs generated in the Cayman Islands have no value as The Cayman Islands do not impose an income tax on corporations. As of December 31, 2022, the Company had $6.3 million of foreign net operating loss carryforwards in the United Kingdom. As of December 31, 2023, the Company had federal net operating loss carryforwards of $4.2 million. The federal losses can be carried forward indefinitely. As of December 31, 2022, the Company had federal net operating loss carryforwards of $0.1 million. Under the Tax Cut and Jobs Act, NOL carryforwards arising in tax years beginning after December 31, 2021, are limited to 80% of taxable income.

The net operating loss carryforwards are subject to review and possible adjustment by the U.S. and state tax authorities. NOL carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders, as defined under Section 382 Internal Revenue Code. This could limit the amount of net operating losses that the Company can utilize annually to offset future taxable income or tax liabilities. As of December 31, 2023, the Company has not performed such an analysis evaluating the potential limitation of the Company’s net operating loss carryforwards due to the “change in ownership” provisions as defined under Sections 382 and 383 of the Internal Revenue Code. Subsequent ownership changes and proposed future changes to tax rules in respect of the utilization of losses carried forward may further affect the limitation in future years.

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	December 31,
	2023	2022
Income tax at federal statutory rate	21.0%	21.0%
State income tax expense, net of federal tax effect	(1.7)%	3.9%
Impact of non-U.S. earnings	(0.3)%	(1.2)%
Change in valuation allowance	(18.9)%	(23.5)%
Non-deductible share-based compensation	(0.6)%	—%
Permanent differences	(0.6)%	(0.2)%
Change in deferred tax rate	1.1%	—%
	—%	—%

The difference between the statutory federal income tax rate and the Company’s effective tax rate in 2023 and 2022 is primarily attributable to the change in valuation allowance.

The significant components of the Company’s net deferred tax assets were as follows:

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforward	$6,947	$1,309
Intangible assets acquired	9,496	5,020
Capitalized research and development	619	51
Share-based compensation	831	—
Accrued expenses and other	—	39
Total deferred income tax assets	17,893	6,419
Valuation allowance	(17,893)	(6,419)
Total deferred income tax assets, net	$—	$—

The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets as of December 31, 2023 and 2022. Management has considered the Company’s history of cumulative net losses and has concluded as of December 31, 2023 and 2022, that it was more likely than not that the Company will not realize all of the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the deferred tax assets as of December 31, 2023 and 2022. The valuation allowance increased by $11.5 million for the year ended December 31, 2023.